Related party disclosures	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Related party disclosures	15. Related party disclosures
The Group’s related party transactions and relationships for 2025 were disclosed on pages 332 and 333 of the Annual Report and
Accounts for the year ended 31 December 2025 and pages 173 to 175 of the 2025 Form 20-F. In addition, information on
Charlotte's Web was disclosed on page 293 of the Annual Report and Accounts for the year ended 31 December 2025 and page
140 of the 2025 Form 20-F.
In the six months ended 30 June 2026, apart from the disposal of Brascuba (as disclosed on page 328 of the Annual Report and
Accounts for the year ended 31 December 2025 and page 170 of the 2025 Form 20-F, and page 26 of this Half Year Report), the sale of Sanity to Organigram (discussed on page 27) and the investment in and collaboration with Organigram and the conversion of the Group’s loan to Charlotte’s Web Holdings into ordinary shares (see page 27), there were no material changes in related parties or related party transactions to be reported.
In the six months ended 30 June 2025, apart from the partial sale of the Group's investment in ITC, the demerger of ITC's hotel business (see page 27) and the investment in and collaboration with Organigram, there were no material changes in related parties or related party transactions to be reported.